SHAREHOLDERS' EQUITY (Summary of Fair Value Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
Fair value per option ($)	$ 1.27	$ 1.91
Risk-free interest rate (%)	1.99%	1.31%
Expected life (years)	6 years	6 years
Expected volatility (%)	23.23%	21.05%
Annual dividend per share ($)	$ 1.18	$ 2.12